Revenue Disclosure of Average commodity prices (Details)	12 Months Ended
	Jun. 30, 2020 $ / oz	Jun. 30, 2020 R / kg	Jun. 30, 2020 $ / lb	Jun. 30, 2019 $ / oz	Jun. 30, 2019 R / kg	Jun. 30, 2019 $ / lb	Jun. 30, 2018 $ / oz	Jun. 30, 2018 R / kg	Jun. 30, 2018 $ / lb
Disclosure of revenue - average commodity prices [Abstract]
Average gold price received	1,461	735,569		1,287	586,653		1,380	570,709
Average silver price received	16.85	8,485		15.00	6,837		16.88	6,974
Average uranium price received		875	25.34		820	26.23		672	23.71